Interim Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parenthetical) - shares	Oct. 02, 2024	Feb. 15, 2024
Income Statement [Abstract]
Shares issued		1
Stockholders' equity note, stock split	1:200
Share surrender	5,000,000